Share-based compensation	12 Months Ended
Dec. 31, 2020
Share-based compensation
Share-based compensation
29. Share-based compensation
For the years ended December 31, 2018, 2019 and 2020, total share-based compensation expenses recognized were RMB3,659,989,000, RMB3,694,955,000 and RMB4,155,933,000, respectively. The following table sets forth the allocation of share-based compensation expenses:

	For the year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Cost of revenues	71,983	82,243	98,168
Fulfillment	418,895	440,167	646,331
Marketing	190,499	258,860	346,952
Research and development	1,162,579	1,340,317	1,400,067
General and administrative	1,816,033	1,573,368	1,664,415

Total	3,659,989	3,694,955	4,155,933

Share incentive plan
The Company granted share-based awards to eligible employees and non-employees
pursuant to a share incentive plan entitled “Share Incentive Plan”, which was adopted on November 13, 2014 and governed the terms of the awards.
As of December 31, 2020, the Group had reserved 142,927,412 ordinary shares available to be granted as share-based awards under the Share Incentive Plan.
(1) Employee and
non-employee
awards
The RSUs and share options are generally scheduled to be vested over two to ten years.
One-second,
one-third,
one-fourth,
one-fifth,
one-sixth,
or
one-tenth
of the awards, depending on different vesting schedules of the Plans, are usually vested upon the end of the calendar year in which the awards were granted or the first anniversary dates of the grants, and the remaining of the awards shall be vested on straight line basis at the end of the remaining calendar or the anniversary years. Starting from the year ended December 31, 2016, certain awards had multiple tranches with tiered vesting commencement dates from 2016 to 2025, and each of the tranches is subject to a six-year
vesting schedule.
Upon the reorganization of JD Digits, the employees’ status of JD Digits changed from the employees of the Company’s subsidiary to non-employees
of the Company. Subsequent to June 2020, the employees’ status of JD Digits changed from non-employees
of the Company to employees of the Company’s equity method investee. Share-based awards granted by the Company to employees of JD Digits and share-based awards granted by JD Digits to employees of the Company were insignificant for all periods presented.
RSUs
a) Service-based RSUs
A summary of activities of the service-based RSUs for the years ended December 31, 2018, 2019 and 2020 is presented as follows:

	Number of RSUs	Weighted-Average Grant-Date Fair Value
		US$
Unvested as of December 31, 2017	106,045,892	13.77
Granted	40,383,436	18.95
Vested	(16,137,554)	12.47
Forfeited or cancelled	(11,795,682)	15.16

Unvested as of December 31, 2018	118,496,092	15.58

Granted	33,202,744	14.29
Vested	(20,423,568)	14.96
Forfeited or cancelled	(30,444,064)	15.36

Unvested as of December 31, 2019	100,831,204	15.35

Granted	42,621,084	26.44
Vested	(20,632,596)	15.25
Forfeited or cancelled	(14,550,450)	16.13

Unvested as of December 31, 2020	108,269,242	19.62

As of December 31, 2019 and 2020, 4,478,140 and 3,325,796 outstanding service-based RSUs were held by non-employees
and employees of the Company’s equity method investee, respectively, mainly including employees of JD Digits.
For the years ended December 31, 2018, 2019 and 2020, total share-based compensation expenses recognized by the Group for the service-based RSUs granted were RMB2,968,468,000, RMB2,958,847,000 and RMB3,084,849,000, respectively.
As of December 31, 2020, there were RMB7,483,273,000 of unrecognized share-based compensation expenses related to the service-based RSUs granted. The expenses are expected to be recognized over a weighted-average period of 4.8 years. The total fair value and intrinsic value of service-based RSUs vested was US$295,632,000 (RMB1,892,221,000), US$312,962,000 (RMB2,125,609,000) and US$493,843,000 (RMB3,457,997,000) during the years ended December 31, 2018, 2019 and 2020, respectively.
b) Performance-based RSUs
A summary of activities of the performance-based RSUs for the years ended December 31, 2018, 2019 and 2020 is presented as follows:

	Number of RSUs	Weighted-Average Grant-Date Fair Value
		US$
Unvested as of December 31, 2017	213,486	6.33
Granted	—	—
Vested	(103,788)	6.33
Forfeited or cancelled	(30,152)	6.33

Unvested as of December 31, 2018	79,546	6.33

Granted	—	—
Vested	(39,772)	6.33
Forfeited or cancelled	(19,888)	6.33

Unvested as of December 31, 2019	19,886	6.33

Granted	—	—
Vested	(9,942)	6.33
Forfeited or cancelled	—	—

Unvested as of December 31, 2020	9,944	6.33

For the years ended December 31, 2018, 2019 and 2020, total share-based compensation expenses recognized by the Group for the performance-based RSUs granted were insignificant.
As of December 31, 2020, there were RMB5,000 of unrecognized share-based compensation expenses related to the performance-based RSUs granted. The expenses are expected to be recognized over a weighted-average period of 0.1 years.
The total fair value and intrinsic value of the performance-based RSUs vested was US$2,555,000 (RMB16,181,000), US$494,000 (RMB3,312,000) and US$187,000 (RMB1,290,000) during the years ended December 31, 2018, 2019 and 2020, respectively.
Share options
A summary of activities of the service-based share options for the years ended December 31, 2018, 2019 and 2020 is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		US$	Year	US$’000
Outstanding as of December 31, 2017	17,110,108	6.49	6.2	243,327
Exercised	(1,077,036)	5.23
Forfeited or cancelled	(285,336)	7.68
Expired	—

Outstanding as of December 31, 2018	15,747,736	6.55	5.3	72,658

Exercised	(3,299,962)	5.72
Forfeited or cancelled	(2,223,650)	8.52
Expired	—

Outstanding as of December 31, 2019	10,224,124	6.39	4.3	114,720

Granted	—
Exercised	(5,073,294)	6.23
Forfeited or cancelled	(243,770)	10.24
Expired	—

Outstanding as of December 31, 2020	4,907,060	6.38	3.0	184,380

Vested and expected to vest as of December 31, 2020	4,833,518	6.28	2.9	182,098
Exercisable as of December 31, 2020	4,539,348	5.85	2.7	172,970
As of December 31, 2019 and 2020, 1,072,212 and 71,502 outstanding share options were held by non-employees
and employees of the Company’s equity method investee, respectively, mainly including employees of JD Digits.
There was no option granted during the years ended December 31, 2018, 2019 and 2020.
The total intrinsic value of options exercised during the years ended December 31, 2018, 2019 and 2020 was US$15,326,000 (RMB99,267,000), US$31,762,000 (RMB219,918,000) and US$110,692,000 (RMB762,251,000), respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the share options. Cash received from the exercises of share options of the Company during the years ended December 31, 2018, 2019 and 2020 was US$7,382,000 (RMB48,555,000), US$16,201,000 (RMB112,153,000) and US$33,903,000 (RMB235,889,000), respectively. Cash receivable from the exercises of share options of the Company as of December 31, 2019 and 2020 was US$3,127,000 (RMB21,813,000) and US$822,000 (RMB5,361,000), respectively.
For the years ended December 31, 2018, 2019 and 2020, total share-based compensation expenses recognized by the Group for the share options granted were RMB32,558,000, RMB3,837,000 and RMB(34,655,000), respectively. As of December 31, 2020, there were RMB3,145,000 of unrecognized share-based compensation expenses related to the share options granted. The expenses are expected to be recognized over a weighted-average period of 1.0 years.
(2) Founder awards
In May 2015, the board of directors of the Company approved a
10-year
compensation plan for Mr. Richard Qiangdong Liu (Mr. Liu), the Founder. Under this plan, Mr. Liu will receive RMB1 per year in cash salary and zero cash bonus during the
10-year
period. Mr. Liu was granted an option to acquire a total of 26,000,000 Class A ordinary shares of the Company with an exercise price of US$16.70 per share (or US$33.40 per ADS) under the Company’s Share Incentive Plan, subject to a
10-year
vesting schedule with 10% of the awards vesting on each anniversary of the grant date. The Company will not grant any additional equity incentive to Mr. Liu during the
10-year
period.
For the years ended December 31, 2018, 2019 and 2020, total share-based compensation expenses recognized for the Founder’s share options were RMB167,184,000, RMB134,367,000 and RMB103,795,000, respectively.
As of December 31, 2020, there were RMB185,393,000 of unrecognized share-based compensation expenses related to the Founder’s share options. The expenses are expected to be recognized over a weighted-average period of 4.4 years.
(3) Share-based compensation of subsidiaries
In April 2018, JD Logistics granted share-based awards (“JD Logistics Plan”) to eligible employees and non-employees
to attract and retain the best available personnel, provide additional incentives to its employees and non-employees
for promoting the success of JD Logistics. The JD Logistics Plan consists of share options, RSUs and other types of awards. JD Logistics granted 187,844,000, 83,476,500 and 224,511,105 share options of JD Logistics to its employees and non-employees
for the years ended December 31, 2018, 2019 and 2020, respectively, including the share options granted to Mr. Liu as mentioned below. The estimated fair value of each option grant is estimated on the date of grant using the binominal option-pricing model. The weighted average grant date fair value of options granted for the years ended December 31, 2018, 2019 and 2020 was US$1.39, US$1.67 and US$2.00 per share, respectively. For the years ended December 31, 2018, 2019 and 2020, total share-based compensation expenses for the share options granted under JD Logistics Plan were RMB400,968,000, RMB572,109,000 and RMB640,141,000, respectively. As of December 31, 2020, there were RMB2,177,410,000 of unrecognized share-based compensation expenses related to the share options granted. The expenses were expected to be recognized over a weighted-average period of 5.4 years.
In September 2020, JD Health granted share-based awards (“JD Health Plan”) to eligible employees and non-employees
to attract and retain the best available personnel, provide additional incentives to its employees and non-employees
for promoting the success of JD Health. The JD Health Plan consists of share options, RSUs and other types of awards. JD Health granted 94,770,812 share options of JD Health to its employees and non-employees
for the year ended December 31, 2020, including the share options granted to Mr. Liu as mentioned below. The estimated fair value of each option grant is estimated on the date of grant using the binominal option-pricing model. The weighted average grant date fair value of options granted for the year ended December 31, 2020 was US$7.45 per share. For the year ended December 31, 2020, total share-based compensation expenses for the share options granted under JD Health Plan were RMB331,241,000. As of December 31, 2020, there were RMB2,795,798,000 of unrecognized share-based compensation expenses related to the share options granted. The expenses were expected to be recognized over a weighted-average period of 5.6 years.
In October 2020, with approval of the Company’s board of directors and the board of directors of JD Logistics and JD Health, options to acquire 99,186,705 ordinary shares of JD Logistics with an exercise price of US$0.01 per share and options to acquire 53,042,516 ordinary shares of JD Health with an exercise price of US$0.0000005 per share were granted to Mr. Liu (collectively, the “Grants”) according to the existing share incentive plan of each of JD Logistics and JD Health, respectively. The Grants were awarded to Mr. Liu to motivate him to continue leading the future success of JD Logistics and JD Health. The Grants by JD Logistics and JD Health are each subject to a
6-year
vesting schedule with 16.7% of the awards vesting on each anniversary of the grant date.